AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2007.

                                                            File Nos. 333-137882
                                                                       811-09003

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]


                        Post-Effective Amendment No. 4                [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 5                        [X]


                        (Check Appropriate Box Or Boxes)

                            ------------------------


                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)


                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (800) 871-2000


                            MALLARY L. REZNIK, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
            (Name and Address of Agent for Registrant and Depositor)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on November 2, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on                pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                                EXPLANATORY NOTE
         Designation of New Effective Date for Previously File Amendment

Post-Effective Amendment No. 3 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 4 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on August 8, 2007 and pursuant to Rule 485(a)(1) would have become effective on October 6, 2007.

Post-Effective Amendment 4 and Amendment No. 5 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 2, 2007 as the new date upon which the Amendments shall become effective.

Parts A, B, and C are Incorporated by Reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-137882 and 811-09003, filed on August 8, 2007, Accession No. 0000950124-07-004068.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Acts Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 4 and 5; File Nos. 333-137882 and 811-09003, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 5th day of October, 2007.



                                     VARIABLE ANNUITY ACCOUNT SEVEN
                                     (Registrant)


                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                           DATE
---------                                     -----                           ----
*JAY S. WINTROB                      Chief Executive Officer,             October 5, 2007
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)


*MICHAEL J. AKERS                     Senior Vice President &             October 5, 2007
---------------------------------            Director
Michael J. Akers

*N. SCOTT GILLIS                      Senior Vice President,              October 5, 2007
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)


*JANA W. GREER                        President & Director                October 5, 2007
---------------------------------
Jana W. Greer

*CHRISTOPHER J. SWIFT                        Director                     October 5, 2007
---------------------------------
Christopher J. Swift


*STEWART R. POLAKOV                   Senior Vice President               October 5, 2007
---------------------------------          & Controller
Stewart R. Polakov                 (Principal Accounting Officer)


/s/ MANDA GHAFERI                        Attorney-in-Fact                 October 5, 2007
---------------------------------
*Manda Ghaferi